Reporting Entity	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Reporting Entity
1.	Reporting Entity

(1)    General

SK Telecom Co., Ltd. (“the Parent Company”) was incorporated in March 1984 under the laws of the Republic of Korea (“Korea”) to provide cellular telephone communication services in Korea. The Parent Company mainly provides wireless telecommunications services in Korea. The head office of the Parent Company is located at 65, Eulji-ro, Jung-gu, Seoul, Korea.

The Parent Company’s common shares and depositary receipts (DRs) are listed on the Stock Market of Korea Exchange, the New York Stock Exchange and the London Stock Exchange. As of December 31, 2017, the Parent Company’s total issued shares are held by the following shareholders:

	Number of shares	Percentage of total shares issued(%)
SK Holdings Co., Ltd.	20,363,452	25.22
National Pension Service	7,392,350	9.16
Institutional investors and other minority shareholders	42,853,358	53.07
Treasury shares	10,136,551	12.55

Total number of shares	80,745,711	100.00

These consolidated financial statements comprise the Parent Company and its subsidiaries (together referred to as the “Group” and individuals as “Group entities”). SK Holdings Co., Ltd. is the ultimate controlling entity of the Parent Company.

(2)    List of subsidiaries

The list of subsidiaries as of December 31, 2017 and 2016 is as follows:

				Ownership (%)(*1)
Subsidiary		Location	Primary business	Dec. 31, 2017	Dec. 31, 2016
Subsidiaries owned by the Parent Company	SK Telink Co., Ltd.(*2)	Korea	Telecommunication and MVNO service	100.0	85.9
	SK Communications Co., Ltd.(*3)	Korea	Internet website services	100.0	64.5
	SK Broadband Co., Ltd	Korea	Telecommunication services	100.0	100.0
	PS&Marketing Corporation	Korea	Communications device retail business	100.0	100.0
	SERVICEACE Co., Ltd.	Korea	Customer center management service	100.0	100.0
	SERVICE TOP Co., Ltd.	Korea	Customer center management service	100.0	100.0
	Network O&S Co., Ltd.	Korea	Base station maintenance service	100.0	100.0
	SK Planet Co., Ltd.	Korea	Telecommunication service	98.1	98.1
	IRIVER LIMITED(*4, 5)	Korea	Manufacturing digital audio players and other portable media devices.	45.9	48.9
	SK Telecom China Holdings Co., Ltd.	China	Investment	100.0	100.0
	SK Global Healthcare Business Group, Ltd.	Hong Kong	Investment	100.0	100.0
	SKT Vietnam PTE. Ltd.	Singapore	Telecommunication service	73.3	73.3
	SKT Americas, Inc.	USA	Information gathering and consulting	100.0	100.0
	YTK Investment Ltd.	Cayman Islands	Investment association	100.0	100.0
	Atlas Investment	Cayman Islands	Investment association	100.0	100.0
	Entrix Co., Ltd.(*6)	Korea	Cloud streaming services	—	100.0
	SK techx Co., Ltd.	Korea	System software development and supply	100.0	100.0
	One Store Co., Ltd.	Korea	Telecommunication services	65.5	65.5
Subsidiaries owned by SK Planet Co., Ltd.	SK m&service Co., Ltd. (formerly, M&Service Co., Ltd.)	Korea	Data base and internet website service	100.0	100.0
	SK Planet Japan, K. K.(*5)	Japan	Digital contents sourcing service	79.5	100.0
	SK Planet Global PTE. Ltd.	Singapore	Digital contents sourcing service	100.0	100.0
	SKP GLOBAL HOLDINGS PTE. LTD.	Singapore	Investment	100.0	100.0
	SKP America LLC.	USA	Digital contents sourcing service	100.0	100.0
	shopkick Management Company, Inc.	USA	Investment	100.0	100.0
	shopkick, Inc.	USA	Reward points-based in-store shopping app development	100.0	100.0
	Planet11 E-commerce Solutions India Pvt. Ltd.(*6)	India	Electronic commerce platform service	—	99.0
	11street (Thailand) Co., Ltd.	Thailand	Electronic commerce	100.0	100.0
	Hello Nature Ltd.	Korea	Retail of agro-fisheries and livestock	100.0	100.0
Subsidiaries owned by IRIVER LIMITED	iriver Enterprise Ltd.	Hong Kong	Management of Chinese subsidiary	100.0	100.0
	iriver Inc.	USA	Marketing and sales in North America	100.0	100.0
	iriver China Co., Ltd.	China	Sales and manufacturing MP3,4 in China	100.0	100.0
	Dongguan iriver Electronics Co., Ltd.	China	Sales and manufacturing e-book in China	100.0	100.0
	groovers JP Ltd.	Japan	Digital music contents sourcing and distribution service	100.0	100.0
	S.M. LIFE DESIGN COMPANY JAPAN INC.(*6)	Japan	Selling of goods in Japan	100.0	—
	S.M. Mobile Communications JAPAN Inc.(*6)	Japan	Digital contents service	100.0	—
Subsidiaries owned by SK Telink Co., Ltd.	NSOK Co., Ltd. (formerly, Neosnetworks Co., Ltd.)(*7)	Korea	Guarding of facilities	100.0	100.0
Subsidiaries owned by SK techx Co., Ltd.	K-net Culture and Contents Venture Fund	Korea	Capital investing in startups	59.0	59.0
Subsidiaries owned by SK Broadband Co., Ltd.	Home & Service Co., Ltd.(*6)	Korea	Operation of information and communication facility	100.0	—
	SK stoa Co., Ltd.(*6)	Korea	Other telecommunication retail business	100.0	—
Others(*8)	SK Telecom Innovation Fund, L.P.	USA	Investment	100.0	100.0
	SK Telecom China Fund I L.P.	Cayman Islands	Investment	100.0	100.0
	Stonebridge Cinema Fund(*6)	Korea	Capital investing in startups	—	60.0

(*1)	The ownership interest represents direct ownership interest in subsidiaries either by the Parent Company or subsidiaries of the Parent Company.

(*2)	On September 28, 2017, the board of directors of the Parent Company resolved to acquire the shares of SK Telink Co., Ltd. held by the non-controlling shareholders of SK Telink Co., Ltd. on December 14, 2017 at ￦270,583 per share in cash. The Parent Company paid ￦35,281 million in cash, in aggregate, and wholly owns SK Telink Co., Ltd. as of December 31, 2017.

(*3)	On November 24, 2016, the board of directors of the Parent Company resolved to acquire all of the shares of SK Communications Co., Ltd. held by the non-controlling shareholders of SK Communications Co., Ltd. on February 7, 2017 at ￦2,814 per share in cash. The Parent Company paid ￦41,550 million in cash ,in aggregate, and wholly owns SK Communications Co., Ltd. as of December 31, 2017.

(*4)	Although the Group has less than 50% of the voting rights of IRIVER LIMITED, the Group is considered to have control over IRIVER LIMITED since the Group holds significantly more voting rights than any other vote holder or organized group of vote holders, and the other shareholdings are widely dispersed.

(*5)	The ownership interest changed due to the non-proportional capital increase during the year ended December 31, 2017.

(*6)	Details of changes in consolidation scope for the year ended December 31, 2017 are presented in Note 1-(4).

(*7)	During the year ended December 31, 2017, Neosnetworks Co., Ltd. changed its name to NSOK Co., Ltd.

(*8)	Others are owned together by Atlas Investment and one other subsidiary of the Parent Company.

(3)    Condensed financial information of subsidiaries

Condensed financial information of the significant subsidiaries as of and for the year ended December 31, 2017 is as follows:

(In millions of won)	As of December 31, 2017				2017
Subsidiary	Total assets		Total liabilities	Total equity	Revenue	Profit (loss)
SK Telink Co., Ltd.	￦	455,685	104,727	350,958	389,944	32,728
SK m&service Co., Ltd. (formerly, M&Service Co., Ltd.)		113,515	62,795	50,720	193,256	1,249
SK Communications Co., Ltd.		90,923	28,410	62,513	47,546	(35,454)
SK Broadband Co., Ltd.		3,802,349	2,616,317	1,186,032	3,050,083	32,030
K-net Culture and Contents Venture Fund		250,747	35,900	214,847	—	196,250
PS&Marketing Corporation		506,883	288,881	218,002	1,766,142	391
SERVICEACE Co., Ltd.		77,681	45,501	32,180	197,408	2,599
SERVICE TOP Co., Ltd.		65,406	41,860	23,546	186,117	3,309
Network O&S Co., Ltd.		87,000	45,248	41,752	255,841	6,283
SK Planet Co., Ltd.		1,534,866	920,677	614,189	1,082,685	(513,667)
IRIVER LIMITED(*)		130,878	17,204	113,674	69,452	(14,092)
SKP America LLC.		412,251	—	412,251	—	(57)
SK techx Co., Ltd.		237,700	41,561	196,139	195,948	26,827
One Store Co., Ltd.		104,891	39,874	65,017	115,596	(27,254)
Home & Service Co., Ltd.		83,698	38,350	45,348	141,739	11
shopkick Management Company, Inc.		338,650	—	338,650	—	(238)
shopkick, Inc.		37,336	32,219	5,117	48,836	(25,249)

(*)	The condensed financial information of IRIVER LIMITED is consolidated financial information including iriver Enterprise Ltd. and six other subsidiaries of IRIVER LIMITED. Information for the other subsidiaries in the above summary is based on their separate financial statements.

Condensed financial information of the significant subsidiaries as of and for the year ended December 31, 2016 is as follows:

(In millions of won)	As of December 31, 2016				2016
Subsidiary	Total assets		Total liabilities	Total equity	Revenue	Profit (loss)
SK Telink Co., Ltd.	￦	440,956	122,741	318,215	406,930	61,585
SK m&service Co., Ltd. (formerly, M&Service Co., Ltd.)		107,768	56,596	51,172	173,816	4,958
SK Communications Co., Ltd.		128,233	31,592	96,641	58,154	(20,411)
SK Broadband Co., Ltd.		3,523,494	2,376,429	1,147,065	2,942,976	21,526
PS&Marketing Corporation		546,803	328,846	217,957	1,679,735	11,908
SERVICEACE Co., Ltd.		67,735	40,014	27,721	199,828	3,605
SERVICE TOP Co., Ltd.		59,004	39,121	19,883	186,740	3,971
Network O&S Co., Ltd.		69,774	35,798	33,976	218,917	3,755
SK Planet Co., Ltd.(*1)		1,935,663	834,151	1,101,512	1,177,323	(30,959)
IRIVER LIMITED(*2)		50,075	11,941	38,134	52,328	(9,987)
SKP America LLC.		439,209	—	439,209	—	1,226
SK techx Co., Ltd.		212,819	52,563	160,256	193,396	28,213
One Store Co., Ltd.		134,207	41,738	92,469	106,809	(22,161)
shopkick Management Company, Inc.		354,627	—	354,627	—	(85)
shopkick, Inc.		37,947	34,024	3,923	45,876	(27,149)

(*1)	The separate financial information of SK Planet Co., Ltd. includes pre-merger income and expenses of Commerce Planet Co., Ltd. prior to the merger date of February 1, 2016.

(*2)	The condensed financial information of IRIVER LIMITED is consolidated financial information including iriver Enterprise Ltd. and five other subsidiaries of IRIVER LIMITED.

Condensed financial information of the significant subsidiaries as of and for the year ended December 31, 2015 is as follows:

(In millions of won)	As of December 31, 2015				2015
Subsidiary	Total assets		Total liabilities	Total equity	Revenue	Profit (loss)
SK Telink Co., Ltd.	￦	309,955	113,878	196,077	431,368	55,781
SK m&service Co., Ltd. (formerly, M&Service Co., Ltd.)		89,452	42,414	47,038	143,255	5,549
SK Communications Co., Ltd.		152,496	35,014	117,482	80,147	(14,826)
SK Broadband Co., Ltd.		3,291,707	2,170,484	1,121,223	2,731,344	10,832
PS&Marketing Corporation		509,580	300,364	209,216	1,791,944	4,835
SERVICEACE Co., Ltd.		65,424	34,240	31,184	206,338	2,778
SERVICE TOP Co., Ltd.		61,897	38,482	23,415	197,092	4,396
Network O&S Co., Ltd.		77,426	48,069	29,357	210,676	6,466
SK Planet Co., Ltd.		2,406,988	784,631	1,622,357	1,624,630	(75,111)
IRIVER LIMITED(*)		60,434	12,377	48,057	55,637	635
SKP America LLC.		380,141	—	380,141	—	791
Entrix Co., Ltd.		30,876	3,186	27,690	4,895	(1,826)
shopkick Management Company, Inc.		306,248	7	306,241	7	(2,455)
shopkick, Inc.		25,388	32,243	(6,855)	33,851	(52,390)

(*)	The condensed financial information of IRIVER LIMITED is consolidated financial information including iriver Enterprise Ltd. and five other subsidiaries of IRIVER LIMITED.

(4)    Changes in subsidiaries

The list of subsidiaries that were newly included in consolidation during the year ended December 31, 2017 is as follows:

Subsidiary	Reason
S.M. LIFE DESIGN COMPANY JAPAN INC. (Refer to Note10)	Acquired by IRIVER LIMITED

S.M. Mobile Communications JAPAN Inc. (Refer to Note10)	Acquired by IRIVER LIMITED

Home & Service Co., Ltd.	Established by SK Boradband Co., Ltd.

SK stoa Co., Ltd.	Established by SK Boradband Co., Ltd.

The list of subsidiaries that were excluded from consolidation during the year ended December 31, 2017 is as follows:

Subsidiary	Reason
Entrix Co., Ltd.	Merged into SK techx Co., Ltd. during the year ended December 31, 2017.

Planet11 E-commerce Solutions India Pvt. Ltd.	Disposed during the year ended December 31, 2017.

Stonebridge Cinema Fund	Liquidated during the year ended December 31, 2017.

(5)    The information of significant non-controlling interests of the Group as of and for the years ended December 31, 2017, 2016 and 2015 are as follows. There were no dividends paid during the years ended December 31, 2017, 2016 and 2015 by subsidiaries of which non-controlling interests are significant.

(In millions of won)
	K-net Culture and Contents Venture Fund		IRIVER LIMITED	One Store Co., Ltd.
Ownership of non-controlling interests (%)		41.00	54.10	34.46

	As of December 31, 2017
Current assets	￦	625	74,873	76,810
Non-current assets		250,122	56,005	28,081
Current liabilities		(35,900)	(9,563)	(38,547)
Non-current liabilities		—	(7,641)	(1,327)
Net assets		214,847	113,674	65,017
Carrying amount of non-controlling interests		88,087	63,382	22,405

	2017
Revenue	￦	—	69,452	115,596
Profit (loss) for the year		196,250	(14,092)	(27,254)
Total comprehensive profit (loss)		201,693	(14,278)	(27,452)
Profit (loss) attributable to non-controlling interests		80,463	(7,438)	(9,392)

Net cash provided by (used in) operating activities	￦	(7)	(7,553)	13,912
Net cash used in investing activities		(600)	(45,002)	(2,000)
Net cash provided by (used in) financing activities		—	64,571	(7)
Net increase (decrease) in cash and cash equivalents		(607)	12,016	11,905

(In millions of won)
	SK Communications Co., Ltd.		One Store Co., Ltd.
Ownership of non-controlling interests (%)		35.46	34.46

	As of December 31, 2016
Current assets	￦	81,806	90,414
Non-current assets		46,427	43,793
Current liabilities		(30,098)	(40,969)
Non-current liabilities		(1,494)	(769)
Net assets		96,641	92,469
Carrying amount of non-controlling interests		34,265	31,863

	2016
Revenue	￦	58,154	106,809
Loss for the year		20,411	22,161
Total comprehensive loss		20,841	22,402
Loss attributable to non-controlling interests		7,240	6,772

Net cash used in operating activities	￦	(4,891)	(4,447)
Net cash provided by (used in) investing activities		3,625	(20,796)
Net cash provided by financing activities		—	51,426
Net increase(decrease) in cash and cash equivalents		(1,266)	26,183

(In millions of won)
	SK Communications Co., Ltd.
Ownership of non-controlling interests (%)		35.46

	As of December 31, 2015
Current assets	￦	95,662
Non-current assets		56,834
Current liabilities		(33,306)
Non-current liabilities		(1,708)
Net assets		117,482
Carrying amount of non-controlling interests		41,659

	2015
Revenue	￦	80,147
Loss for the period		14,826
Total comprehensive loss		16,698
Loss attributable to non-controlling interests		5,254

Net cash used in operating activities	￦	(2,706)
Net cash provided by investing activities		8,723
Net cash provided by financing activities		—
Net increase in cash and cash equivalents		6,017